Guarantor and Non-Guarantor Financial Information (Details 1) - USD ($) $ in Millions	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012
Current Assets
Cash and cash equivalents	$ 125.6	$ 153.5	$ 256.4	$ 229.7
Inventories	1,163.6	931.0
Other current assets	763.1	454.6
Total Current Assets	2,052.3	1,539.1
Property, Plant, and Equipment - Net	1,678.3	1,265.6
Investments in Subsidiaries	0.0	0.0
Intercompany Receivable	0.0	0.0
Other Noncurrent Assets
Goodwill	6,009.8	3,098.2	3,052.9
Other intangible assets - net	6,950.3	3,024.3
Other noncurrent assets	191.9	133.0
Total Other Noncurrent Assets	13,152.0	6,255.5
Total Assets	16,882.6	9,060.2	9,024.1
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities	1,022.6	885.8
Noncurrent Liabilities
Long-term debt	5,944.9	1,873.1
Deferred income taxes	2,473.3	1,020.7
Intercompany payable	0.0	0.0
Other noncurrent liabilities	354.9	251.0
Total Noncurrent Liabilities	8,773.1	3,144.8
Total Liabilities	9,795.7	4,030.6
Total Shareholders' Equity	7,086.9	5,029.6	5,148.8	5,163.4
Total Liabilities and Shareholders' Equity	16,882.6	9,060.2
Eliminations [Member]
Current Assets
Cash and cash equivalents	0.0	0.0	0.0	0.0
Inventories	3.7	(3.7)
Other current assets	(12.6)	(10.1)
Total Current Assets	(8.9)	(13.8)
Property, Plant, and Equipment - Net	0.0	0.0
Investments in Subsidiaries	(19,062.5)	(12,668.8)
Intercompany Receivable	(438.3)	(1,447.7)
Other Noncurrent Assets
Goodwill	0.0	0.0
Other intangible assets - net	0.0	0.0
Other noncurrent assets	0.0	0.0
Total Other Noncurrent Assets	0.0	0.0
Total Assets	(19,509.7)	(14,130.3)
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities	(12.6)	(10.1)
Noncurrent Liabilities
Long-term debt	0.0	0.0
Deferred income taxes	0.0	0.0
Intercompany payable	(3,080.2)	(2,792.9)
Other noncurrent liabilities	0.0	0.0
Total Noncurrent Liabilities	(3,080.2)	(2,792.9)
Total Liabilities	(3,092.8)	(2,803.0)
Total Shareholders' Equity	(16,416.9)	(11,327.3)
Total Liabilities and Shareholders' Equity	(19,509.7)	(14,130.3)
The J.M. Smucker Company (Parent) [Member]
Current Assets
Cash and cash equivalents	7.1	6.8	108.0	108.3
Inventories	0.0	0.0
Other current assets	427.4	360.2
Total Current Assets	434.5	367.0
Property, Plant, and Equipment - Net	258.0	233.6
Investments in Subsidiaries	14,610.4	8,367.6
Intercompany Receivable	0.0	0.0
Other Noncurrent Assets
Goodwill	1,082.0	1,082.0
Other intangible assets - net	501.1	505.5
Other noncurrent assets	55.6	58.5
Total Other Noncurrent Assets	1,638.7	1,646.0
Total Assets	16,941.6	10,614.2
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities	484.0	590.7
Noncurrent Liabilities
Long-term debt	5,944.9	1,873.1
Deferred income taxes	106.9	107.6
Intercompany payable	3,080.2	2,792.9
Other noncurrent liabilities	238.7	220.3
Total Noncurrent Liabilities	9,370.7	4,993.9
Total Liabilities	9,854.7	5,584.6
Total Shareholders' Equity	7,086.9	5,029.6
Total Liabilities and Shareholders' Equity	16,941.6	10,614.2
Subsidiary Guarantors [Member]
Current Assets
Cash and cash equivalents	0.0	0.0	0.0	0.0
Inventories	180.3	173.3
Other current assets	4.8	9.9
Total Current Assets	185.1	183.2
Property, Plant, and Equipment - Net	591.3	551.1
Investments in Subsidiaries	4,179.7	4,063.3
Intercompany Receivable	305.2	315.5
Other Noncurrent Assets
Goodwill	0.0	0.0
Other intangible assets - net	0.0	0.0
Other noncurrent assets	10.5	11.1
Total Other Noncurrent Assets	10.5	11.1
Total Assets	5,271.8	5,124.2
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities	82.6	103.8
Noncurrent Liabilities
Long-term debt	0.0	0.0
Deferred income taxes	0.0	0.0
Intercompany payable	0.0	0.0
Other noncurrent liabilities	15.2	12.8
Total Noncurrent Liabilities	15.2	12.8
Total Liabilities	97.8	116.6
Total Shareholders' Equity	5,174.0	5,007.6
Total Liabilities and Shareholders' Equity	5,271.8	5,124.2
Non-Guarantor Subsidiaries [Member]
Current Assets
Cash and cash equivalents	118.5	146.7	$ 148.4	$ 121.4
Inventories	979.6	761.4
Other current assets	343.5	94.6
Total Current Assets	1,441.6	1,002.7
Property, Plant, and Equipment - Net	829.0	480.9
Investments in Subsidiaries	272.4	237.9
Intercompany Receivable	133.1	1,132.2
Other Noncurrent Assets
Goodwill	4,927.8	2,016.2
Other intangible assets - net	6,449.2	2,518.8
Other noncurrent assets	125.8	63.4
Total Other Noncurrent Assets	11,502.8	4,598.4
Total Assets	14,178.9	7,452.1
LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities	468.6	201.4
Noncurrent Liabilities
Long-term debt	0.0	0.0
Deferred income taxes	2,366.4	913.1
Intercompany payable	0.0	0.0
Other noncurrent liabilities	101.0	17.9
Total Noncurrent Liabilities	2,467.4	931.0
Total Liabilities	2,936.0	1,132.4
Total Shareholders' Equity	11,242.9	6,319.7
Total Liabilities and Shareholders' Equity	$ 14,178.9	$ 7,452.1